As filed with the Securities and Exchange Commission on July 30, 2002	Registration No. 333-83772 Registration No. 811-9002
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
Post-Effective Amendment No. 2 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account One of Northern Life Insurance Company

Northern Life Insurance Company

1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620

Depositor's Telephone Number, including Area Code: (860) 273-4686 or (206) 292-1111

Julie E. Rockmore, Counsel
Northern Life Insurance Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
60 days after filing pursuant to paragraph (a)(1) of Rule 485
X	on September 3, 2002 pursuant to paragraph (a)(3) of Rule 485 (Request for acceleration included herein)

SEPARATE ACCOUNT ONE Northern Life Insurance Company Supplement Dated September __, 2002 to Profile and Prospectus dated May 2, 2002
The following provisions apply to participants who enroll in 403(b) annuity contracts in Texas on and after June 1, 2002 (Texas 403(b) Contracts).

The information in this supplement amends certain information contained in the Profile and Prospectus dated May 2, 2002. You should read this supplement along with the Profile and Prospectus. Only the funds listed below are offered under Texas 403(b) Contracts.

The table under item 5 of the Profile is supplemented as follows:
Fund Expense Table* for TEXAS 403(b) Contracts
				Examples: Total Annual Expenses at End of:
Portfolio	Total Annual Insurance Charges	Total Net Fund Annual Expenses	Total Annual Charges Under Contract	1 Year Retail Series	10 Year Retail Series
ING VP Growth Opportunities Portfolio (Class R)	1.58%	0.90%	2.48%
ING VP Growth + Value Portfolio (Class R)	1.58%	0.80%	2.38%
ING VP High Yield Bond Portfolio (Class R)	1.58%	0.80%	2.38%
ING VP International Value Portfolio (Class R)	1.58%	1.00%	2.58%
ING VP MagnaCap Portfolio (Class R)	1.58%	0.90%	2.48%
ING VP MidCap Opportunities Portfolio (Class R)	1.58%	0.90%	2.48%
ING VP Research Enhanced Index Portfolio (Class R)	1.58%	0.90%	2.48%
ING VP SmallCap Opportunities Portfolio (Class R)	1.58%	0.90%	2.48%
AIM V.I. Dent Demographic Trends Fund (Series I)	1.58%	1.30%	2.88%
Alger American Growth Portfolio	1.58%	0.81%	2.39%
Alger American Leveraged AllCap Portfolio	1.58%	0.92%	2.50%
Alger American MidCap Growth Portfolio	1.58%	0.88%	2.46%
Alger American Small Capitalization Portfolio	1.58%	0.92%	2.50%
Fidelity® VIP Asset Manager: Growth® Portfolio (Initial Class)	1.58%	0.73%	2.31%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	1.58%	0.68%	2.26%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	1.58%	0.58%	2.16%
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	1.58%	0.69%	2.27%
Fidelity® VIP Growth Portfolio (Initial Class)	1.58%	0.68%	2.26%
Fidelity® VIP Money Market Portfolio (Initial Class)	1.58%	0.28%	1.86%
Fidelity® VIP Index 500 Portfolio (Initial Class)	1.58%	0.35%	1.93%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	1.58%	0.54%	2.12%
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)	1.58%	0.67%	2.25%
Janus Aspen Growth Portfolio (Institutional Shares)	1.58%	0.66%	2.24%
Janus Aspen International Growth Portfolio (Institutional Shares)	1.58%	0.71%	2.29%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	1.58%	0.69%	2.27%
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio	1.58%	0.73%	2.31%
Neuberger Berman Advisers Management Trust Partners Portfolio	1.58%	0.87%	2.45%
OCC Equity Portfolio	1.58%	0.93%	2.51%
OCC Global Equity Portfolio	1.58%	1.20%	2.78%
OCC Managed Portfolio	1.58%	0.88%	2.46%
OCC Small Cap Portfolio	1.58%	0.90%	2.48%
__________
*				The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.

[FORM NUMBER]				September 2002

FEES APPLICABLE TO 403(b) CONTRACTS ISSUED IN TEXAS
Transaction Fees
Early Withdrawal Charge.	(As a percentage of the amount withdrawn.)
Retail Series Contract Withdrawal Charge Percentage Table
Contract Year of Withdrawal Minus Contract Year of Purchase Payment	Withdrawal Charge as a Percentage of Each Purchase Payment
0	8%
1	7%
2	6%
3	5%
4	4%
5	2%
6 and later	0%
Ten years from the original Issue Date the withdrawal fee will go to zero regardless of the table above.
Fees Deducted From the Subaccounts
Contract Owner Transaction Expenses Sales Charge Imposed on Purchases	None
Maximum Withdrawal Charge Retail Series(a)	8%
Reallocation Charge(b)	None
Dollar Cost Averaging Charge (c)	None
Annual Contract Charge(d)	$30
Variable Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges	1.25%
Other Account Fees and Expenses (See "Administrative Charge")	0.15%
Total Variable Account Annual Expenses	1.40%

In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes." The Contracts also offer an optional death benefit rider. The fee for this rider is equal to an annual rate of 0.15% of the daily Variable Account Value. This fee is not included in the table or examples below. See "Charges Made by The Company" and "Death Benefit Before the Start Date" for more information.

__________
(a)

The Withdrawal Charge for Retail Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 8% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. There are certain situations when amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)." The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."

(b)

The Company does not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Account. However, it reserves the right to assess a $25 charge on any transfer or to limit the number of transfers.

(c)	Although the Company does not currently charge for reallocations made under the dollar cost averaging program, it reserves the right to charge a fee not to exceed $25 for each reallocation.
(d)

The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value exceeds $25,000. We also reserve the right to waive this charge where the annual Purchase Payments, less any cumulative partial surrenders equal or exceed $5,000.

2

Fees Deducted by the Funds
See the Fee Table in the prospectus for a list of fees deducted by the funds. Only the funds listed in the "Hypothetical Examples" below are offered under Texas 403(b) Contracts.

Hypothetical Examples for Texas 403(b) Contracts
Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a Subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the Contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually, and an Annual Contract Charge of $30.00 (converted to a percentage of assets equal to 0.177%). The total annual Fund expenses used are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown. We did not deduct any amount to reflect the optional death benefit rider fee of 0.15% annually. See "Charges Made by the Company" for more information on this option.

These examples are purely hypothetical.	EXAMPLE A If a full withdrawal of the Contract Value is made at the end of the applicable time period, you would pay the following fees, including any applicable early withdrawal charge:	EXAMPLE B If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, you would pay the following fees (no early withdrawal charge is reflected):
They should not be considered a representation of past or future fees or expected returns.
Actual fees and/or returns may be more or less than those shown in these examples.
Fund Name	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING VP Growth Opportunities Portfolio (Class R)
ING VP Growth + Value Portfolio (Class R)
ING VP High Yield Bond Portfolio (Class R)
ING VP International Value Portfolio (Class R)
ING VP MagnaCap Portfolio (Class R)
ING VP MidCap Opportunities Portfolio (Class R)
ING VP Research Enhanced Index Portfolio (Class R)
ING VP SmallCap Opportunities Portfolio (Class R)
AIM V.I. Dent Demographic Trends Fund (Series I)
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio
Fidelity® VIP Asset Manager: Growth® Portfolio (Initial Class)
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Index 500 Portfolio (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
Fidelity® VIP Money Market Portfolio (Initial Class)
3

Fund Name	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen International Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio
Neuberger Berman Advisers Management Trust Partners Portfolio
OCC Accumulation Trust Equity Portfolio
OCC Accumulation Trust Global Equity Portfolio
OCC Accumulation Trust Managed Portfolio
OCC Accumulation Trust Small Cap Portfolio

[FORM NUMBER]	4	September 2002

SEPARATE ACCOUNT ONE Northern Life Insurance Company Supplement Dated September __, 2002 to Statement of Additional Information dated May 2, 2002
The following applies to participants who enroll in 403(b) annuity contracts issued in Texas on and after June 1, 2002 (Texas 403(b) Contracts).

The information in this supplement amends certain information contained in the Statement of Additional Information dated May 2, 2002. You should read this supplement along with the Statement of Additional Information. Only the funds listed in the tables below are offered under Texas 403(b) Contracts.

Average Annual Total Return Quotations - Standardized and Non-Standardized for Texas 403(b) Contracts

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the funds available under the Texas 403(b) Contracts for the periods ended December 31, 2001 for the subaccounts under the contracts. The standardized returns shown below for the Texas 403(b) Contracts use the actual returns of the fund since the date of inception of the subaccount, adjusted to reflect the deduction of all recurring charges under the contracts during each period (1.25% mortality and expense risk charges, 0.15% administrative charge, $30 annual contract charge, and an early withdrawal charge of 8% grading down to 0% after 6 years). These charges will be deducted on a pro-rata basis in the case of fractional periods. The annual contract charge is converted to a percentage of assets based on the average account size under the contracts described in the prospectus.

The non-standardized returns shown below for the Texas 403(b) Contracts are calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge and they are calculated from the date of inception of the fund portfolio. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account.

[Form number]	September 2002
TABLE 1

Standardized Total Returns
Subaccount	For the 1 Year Period Ending 12/31/01	For the 5 Year Period Ending 12/31/01	For the 10 Year Period Ending 12/31/01	For the Period from Date of Inception of Subaccount to 12/31/01
ING VP Growth Opportunities Portfolio (Subaccount Inception: 5/1/00)
ING VP Growth + Value Portfolio (Subaccount Inception: 10/20/95)
ING VP High Yield Bond Portfolio (Subaccount Inception: 8/8/97)
ING VP International Value Portfolio (Subaccount Inception: 8/8/97)
ING VP MagnaCap Portfolio (Subaccount Inception: 5/1/00)
ING VP MidCap Opportunities Portfolio (Subaccount Inception: 5/1/00)
ING VP Research Enhanced Index Portfolio (Subaccount Inception: 10/20/95)
ING VP SmallCap Opportunities Portfolio (Subaccount Inception: 10/20/95)
AIM V.I. Dent Demographic Trends Fund (Subaccount Inception: 5/1/00)
Alger American Growth Portfolio (Subaccount Inception: 10/20/95)
Alger American Leverage AllCap Portfolio (Subaccount Inception: 10/20/95)
Alger American MidCap Growth Portfolio (Subaccount Inception: 10/20/95)
Alger American Small Capitalization Portfolio (Subaccount Inception: 10/20/95)
Fidelity® VIP Asset Manager: Growth® Portfolio (Subaccount Inception: 10/20/95)
Fidelity® VIP Contrafund® Portfolio (Subaccount Inception: 10/20/95)
Fidelity® VIP Equity-Income Portfolio (Subaccount Inception: 10/20/95)
Fidelity® VIP Growth Opportunities Portfolio (Subaccount Inception: 1/1/99)

2
Subaccount	For the 1 Year Period Ending 12/31/01	For the 5 Year Period Ending 12/31/01	For the 10 Year Period Ending 12/31/01	For the Period from Date of Inception of Subaccount to 12/31/01
Fidelity® VIP Growth Portfolio (Subaccount Inception: 10/20/95)
Fidelity® VIP Index 500 Portfolio (Subaccount Inception: 10/20/95)
Fidelity® VIP Investment Grade Bond Portfolio (Subaccount Inception: 4/30/99)
Janus Aspen Aggressive Growth Portfolio (Subaccount Inception: 8/8/97)
Janus Aspen Growth Portfolio (Subaccount Inception: 8/8/97)
Janus Aspen International Growth Portfolio (Subaccount Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio (Subaccount Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio (Subaccount Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio (Subaccount Inception: 8/8/97)
OCC Accumulation Trust Equity Portfolio (Subaccount Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio (Subaccount Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio (Subaccount Inception: 8/8/97)
OCC Accumulation Trust Small Cap Portfolio(Subaccount Inception: 8/8/97)
3

TABLE 2
Non-Standardized Total Returns
For the 5-Year Period Ended 12/31/01	For the 10-Year Period Ended 12/31/01	For the Period from Date of Inception of Portfolio to 12/31/01
ING VP Growth Opportunities Portfolio (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index Portfolio (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio (Portfolio Inception: 5/6/94)
AIM V.I. Dent Demographic Trends Fund (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio (Portfolio Inception: 1/9/89)
Alger American Leverage AllCap Portfolio (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio (Portfolio Inception: 9/21/88)
Fidelity® VIP Asset Manager: Growth® Portfolio (Portfolio Inception: 1/3/95)
Fidelity® VIP Contrafund® Portfolio (Portfolio Inception: 1/3/95)
Fidelity® VIP Equity-Income Portfolio (Portfolio Inception: 10/9/86)
Fidelity® VIP Growth Opportunities Portfolio (Portfolio Inception: 1/3/95)
Fidelity® VIP Growth Portfolio (Portfolio Inception: 10/9/86)
Fidelity® VIP Index 500 Portfolio (Portfolio Inception: 8/27/92)
Fidelity® VIP Investment Grade Bond Portfolio (Portfolio Inception: 12/5/88)
4

	For the 1-Year Period Ended 12/31/01	For the 5-Year Period Ended 12/31/01	For the 5-Year Period Ended 12/31/01	For the Period from Date of Inception of Portfolio to 12/31/01
Janus Aspen Aggressive Growth Portfolio (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio (Portfolio Inception: 3/22/94)
OCC Accumulation Trust Equity Portfolio(a) (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio(a) (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Small Cap Portfolio(a) (Portfolio Inception: 8/1/88)
(a)

On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

[Form number]	5	September 2002

SEPARATE ACCOUNT ONE PART C - OTHER INFORMATION
Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Performance Information and Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account One:
- Statement of Assets and Liabilities as of December 31, 2001
- Statements of Operations for the year
- Statements of Changes in Net Assets for the years ended December 31, 2001 and December 31, 2000
- Notes to Financial Statements
- Independent Auditors' Report
Financial Statements of the Depositor:
- Report of Independent Auditors
- Balance Sheets - Statutory Basis Statements of 12/31/01 and 12/31/00
- Statements of Operations - Statutory Basis for the years ended 12/31/01 and 12/312/00
- Statements of Changes in Capital and Surplus - Statutory Basis for the years ended 12/31/01 and 12/31/00
- Statements of Cash Flows - Statutory Basis for the years ended 12/31/01 and 12/31/00
- Notes to Financial Statements - Statutory Basis
(b)	Exhibits
	(1)	Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant")(1)
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor(1)
	(3.2)	Selling Group (or Distribution) Agreement between Washington Square Securities, Inc. and Selling Group Members(1)
	(3.3)	Amended Broker/Dealer Variable Annuity Compensation Schedule(2)
	(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract(1)
	(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract(1)
	(4.3)	ERISA Endorsement(3)
	(4.4)	TSA Endorsement(4)
	(4.5)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida(5)
	(4.6)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida(5)
	(4.7)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract)(1)
	(4.8)	Roth IRA Endorsement(1)
	(4.9)	Fixed Account C Endorsement(6)
	(4.10)	Waiver Endorsement(7)
	(4.11)	Endorsement(7)
	(4.12)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99)(8)
	(4.13)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-Qualified) (13077 7-99)(8)
	(4.14)	One Year Step Up Death Benefit Endorsement (13084 7-99)(8)
	(4.15)	Internal Revenue Code Section 457 Endorsement (13086 8-99)(8)
	(4.16)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99
	(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series)(2)
	(6.1)	Articles of Incorporation of Depositor(1)
	(6.2)	Bylaws of Depositor(1)
	(7)	Not applicable
	(8.1)	Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company(8)
(8.2)

Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc.(8)

	(8.3)	Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company(1)
	(8.4)	Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company(5)
	(8.5)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.6)

Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(5)

	(8.7)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.8)

Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(5)

	(8.9)	Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(8)
	(8.10)	Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(8)
	(8.11)	Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(5)
	(8.12)	Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(5)
(8.13)

Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)

(8.14)

Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(7)

(8.15)

Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(8)

	(8.16)	Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(5)
	(8.17)	Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(5)
	(8.18)	Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company(5)
	(8.19)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc.(9)
	(9)	Consent and Opinion of Counsel*
	(10)	Consent of Ernst & Young LLP, Independent Auditors*
	(11)	No Financial Statements are omitted from Item 23
	(12)	Not applicable
	(13)	Schedule of Computation of Performance Data(7)
	(14)	Powers of Attorney(10) (11)
* To be filed by amendment
1.	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.
2.	Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed November 5, 1999.
3.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1996.
4.	Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 28, 1997.
5.	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.
6.	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed December 23, 1998.
7.	Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1999.
8.	Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 25, 2001.
9.	Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 26, 2002.
10.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-2, File No. 333-60016, filed April 5, 2002.
11.	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4, File No. 333-01107, filed July 16, 2002.

Item 25.	Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney**	Director; President and Chief Executive Officer
Allan Baker**	Senior Vice President
Douglas Walter Campbell*****	Senior Vice President
Robert William Crispin****	Senior Vice President
James Roderick Gelder***	Senior Vice President
Keith Gubbay*****	Director
Shaun Patrick Mathews**	Senior Vice President
Kathleen Ann Murphy**	Senior Vice President
Catherine Hale Smith**	Senior Vice President
Boyd George Combs****	Senior Vice President, Tax
P. Randall Lowery****	Director
Mark A. Tullis****	Director
Chris Duane Scheier****	Director, Senior Vice President and Chief Financial Officer
Marie Merrill Augsberger**	Vice President
Bishop Bastien 980 9th Street, Suite 2200 Sacramento, CA 95814	Vice President
Robert Bolchoz**	Vice President
Kevin P. Brown**	Vice President
Wendy D. Costa**	Vice President
Joseph J. Elmy**	Vice President
John A. Johnson***	Vice President
Michael John Knipper****	Vice President
Christine Cannon Marcks**	Vice President
Brian John Murphy**	Vice President
Christine Alice O'Connell**	Vice President
Laurie M. Tillinghast**	Vice President
David S. Pendergrass****	Vice President and Treasurer
Jeffrey W. Seel****	Vice President, Investments
Fred C. Smith****	Vice President, Investments
Paula Cludray-Engelke***	Secretary
*	These individuals may also be directors and/or officers of other affiliates of the Company.
**	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
***	The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
****	The principal business address of these directors is 5780 Powers Ferry Road, N.W. Atlanta, Georgia 30327-4390.
*****	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.
Item 27.	Number of Contract Owners
As of May 31, 2002, there were 60,523 individuals holding interests in variable annuity contracts funded through Separate Account One.
Item 28.	Indemnification

Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to this registration statement filed on Form N-4. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions. Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29.	Principal Underwriter
(a)	WSSI is the distributor and principal underwriter of the Contracts. Currently WSSI also acts as the principal distributor and underwriter of:
-

variable annuity contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life") through the ReliaStar Select Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940;

-

variable life insurance policies issued by ReliaStar Life through Select-Life Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940:

-

variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940; and

-

variable life insurance policies issued by RLNY through ReliaStar Life Insurance Company of New York Variable Life Separate Account I, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Marc Lieberman*	Director, Chairman and Chief Executive Officer
Michael J. Dubes**	Director, Executive Vice President and Vice Chairman
Miles Z. Gordon***	Director
John Simmers***	Director
Barbara S. Stewart*	President
Gene Grayson*	Executive Vice President
Karen Becker-Gemmill*	Senior Vice President and Chief Marketing Officer
Boyd George Combs*****	Senior Vice President, Tax
David A. Sheridan****	Vice President
Kenneth Severud*	Vice President and Chief Operating Officer
Thad Ingersoll**	Assistant Vice President
Tom K. Rippberger*	Assistant Vice President
Daniel S. Kuntz*	Assistant Vice President, Treasurer and Chief Financial Officer
Paula Cludray-Engelke**	Secretary
Loralee A. Renelt**	Assistant Secretary
Allissa Archer Obler**	Assistant Secretary
Rebecca A. Schoff**	Assistant Secretary
Glenn Allan Black*****	Tax Officer
Joseph J. Elmy 151 Farmington Avenue Hartford, Connecticut 06156	Tax Officer
G. Michael Fell*****	Tax Officer
James Taylor*****	Tax Officer
William Zolkowski*****	Tax Officer
*	The principal business address of this director and these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
**	The principal business address of this director and these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
***	The principal business address of these directors is 2780 Skypark Drive, Suite 300, Torrance, California 90505.
****	The principal business address of this officer is 20 Security Drive, Avon, Connecticut 06001.
*****	The principal business address of these officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327.
(c)	For the year ended December 31, 2000, WSSI received $10,417,000 in fees including gross concessions with distributions of the Transfer Series, Flex Series, Retain Series and RIA Series Contracts.
Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

Northern Life Insurance Company 1501 Fourth Avenue Suite 1000 Seattle, Washington 98101-3620
Item 31.	Management Services
Not applicable
Item 32.	Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account One of Northern Life Insurance Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-83772) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30th day of July, 2002.

SEPARATE ACCOUNT ONE OF NORTHERN LIFE INSURANCE COMPANY (Registrant)
By:		NORTHERN LIFE INSURANCE COMPANY (Depositor)
By:	Thomas J. McInerney*
Thomas J. McInerney President
As required by the Securities Act of 1933, this Post Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Thomas J. McInerney*	Director and President	)
Thomas J. McInerney	(principal executive officer))
)
Keith Gubbay*	Director	)	July
Keith Gubbay		)	30, 2002
)
Randy Lowery*	Director	)
P. Randall Lowery		)
)
Chris D. Schreier*	Director, Senior Vice President and Chief Financial Officer	)
Chris D. Schreier	(Chief Accounting Officer))
)
Mark A. Tullis*	Director	)
Mark A. Tullis		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact
SEPARATE ACCOUNT ONE Exhibit Index
Exhibit No.	Exhibit

99-B.4.16	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99